Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year (a)	Summary Compensation Table Total for PEO (b)(1)($)	Compensation Actually Paid to PEO (c)(2)($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (d)(3)($)	Average Compensation Actually Paid to non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f)(4)($)	Net Income (g)(5)($)

2024	252,750	252,750	290,663	290,543	15	(1,950,587)
2023	337,000	337,000	304,945	302,996	32	(3,716,651)
2022	330,750	330,750	286,498	285,882	56	(1,378,251)

Named Executive Officers, Footnote [Text Block]

______________

(1)	Represents the amounts reported for Mr. Wise (the “PEO”) in the “Total” column of the “Summary Compensation Table” in each applicable year.

(2)	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled as a result of a failure to meet vesting conditions. The valuation assumptions used to calculate fair values for purposes of the compensation actually paid calculation did not materially differ from those disclosed at the time of grant (as applicable). The following table details the applicable adjustments to the amount in the “Total” column of the “Summary Compensation Table” in each applicable year that were made to determine “compensation actually paid” (all amounts are averages for the NEOs other than the PEO):

PEO Total Compensation Amount	$ 252,750	$ 337,000	$ 330,750
PEO Actually Paid Compensation Amount	252,750	337,000	330,750
Non-PEO NEO Average Total Compensation Amount	290,663	304,945	286,498
Non-PEO NEO Average Compensation Actually Paid Amount	$ 290,543	302,996	285,882
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Our stock price performance is not one of the elements used in determining Compensation Actually Paid to our Named Executive Officers. However, the amount of Compensation Actually Paid to our Named Executive Officers aligns with the Company’s Total Shareholder Return (TSR) due to the fact that a portion of the compensation paid to our Named Executive Officers is comprised of equity awards. In 2024, 2023, and 2022, the amount of Compensation Actually Paid to our Named Executive Officers was less than the Summary Compensation Table total for the Named Executive Officers due to the decline in fair value of equity awards due in part to the declining stock price and TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and our Net Income (Loss)

GAAP net income (loss) is a measure of our overall profitability that we believe is a factor that can drive our stock price performance. However, Compensation Actually Paid is less sensitive to our annual GAAP income (loss) because management and our Board does not believe that our GAAP income (loss) is the only meaningful measure in allowing investors to evaluate management’s performance, primarily due to: (i) losses incurred by our now discontinued retail segment which the Board believes was as a result of supply chain issues and the pandemic which were outside of the control of our NEOs and (ii) the need to retain key executives with the skills to provide the leadership the Company needs to succeed.

Total Shareholder Return Amount	$ 15	32	56
Net Income (Loss)	$ (1,950,587)	$ (3,716,651)	$ (1,378,251)
PEO Name	Mr. Wise	Mr. Wise	Mr. Wise
PEO [Member] | Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add (Deduct) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years Which Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add Value of any Dividends or Other Earnings Paid in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(5,000)
Non-PEO NEO [Member] | Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	2,717
Non-PEO NEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,210)	0
Non-PEO NEO [Member] | Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,667
Non-PEO NEO [Member] | Add (Deduct) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years Which Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(120)	(739)	0
Non-PEO NEO [Member] | Add Value of any Dividends or Other Earnings Paid in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0